Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Revenue and Pre-tax Income by Segment
Management System Segment View

($ in millions)

Global Services Segments
Global		Global
Technology		Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2013
External revenue	$38,551	$18,396	$25,932	$14,371	$2,022	$99,273
Internal revenue	1,063	714	3,191	593	2,282	7,843
Total revenue	$39,615	$19,109	$29,123	$14,964	$4,304	$107,115
Pre-tax income	$6,983	$3,214	$11,106	$(507)	$2,171	$22,967
Revenue year-to-year change	(4.3)%	(0.9)%	1.4%	(18.4)%	5.7%	(4.2)%
Pre-tax income year-to-year change	0.3%	7.7%	2.7%	(141.3)%	6.8%	(4.4)%
Pre-tax income margin	17.6%	16.8%	38.1%	(3.4)%	50.4%	21.4%

2012
External revenue	$40,236	$18,566	$25,448	$17,667	$2,013	$103,930
Internal revenue	1,166	719	3,274	676	2,060	7,896
Total revenue	$41,402	$19,286	$28,722	$18,343	$4,073	$111,826
Pre-tax income	$6,961	$2,983	$10,810	$1,227	$2,034	$24,015
Revenue year-to-year change	(1.7)%	(4.0)%	1.8%	(7.5)%	(2.9)%	(2.3)%
Pre-tax income year-to-year change	10.8%	(0.8)%	8.4%	(24.9)%	1.1%	4.8%
Pre-tax income margin	16.8%	15.5%	37.6%	6.7%	49.9%	21.5%

2011
External revenue	$40,879	$19,284	$24,944	$18,985	$2,102	$106,194
Internal revenue	1,242	797	3,276	838	2,092	8,246
Total revenue	$42,121	$20,081	$28,219	$19,823	$4,195	$114,440
Pre-tax income	$6,284	$3,006	$9,970	$1,633	$2,011	$22,904
Revenue year-to-year change	6.6%	5.6%	10.9%	5.6%	2.8%	7.1%
Pre-tax income year-to-year change	14.3%	18.1%	5.3%	12.2%	2.8%	9.5%
Pre-tax income margin	14.9%	15.0%	35.3%	8.2%	47.9%	20.0%

Revenue and pre-tax income reconciliations to IBM as Reported
Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2013	2012	2011
Revenue
Total reportable segments	$107,115	$111,826	$114,440
Other revenue and adjustments	478	577	722
Elimination of internal transactions	(7,843)	(7,896)	(8,246)
Total IBM consolidated revenue	$99,751	$104,507	$106,916

($ in millions)

For the year ended December 31:	2013	2012	2011
Pre-tax income
Total reportable segments	$22,967	$24,015	$22,904
Amortization of acquired intangible assets	(758)	(703)	(629)
Acquisition-related charges	(46)	(36)	(46)
Non-operating retirement- related (costs)/income	(1,062)	(538)	72
Elimination of internal transactions	(1,480)	(1,197)	(1,243)
Unallocated corporate amounts*	(98)	361	(56)
Total IBM consolidated pre-tax income	$19,524	$21,902	$21,003

*              The 2013 and 2012 amounts include the gain related to the Retail Store Solutions divestiture. The 2011 amount includes gains related to the sale of Lenovo common stock.

Assets and Other Items by segment
Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2013
Assets	$18,048	$8,311	$27,101	$7,960	$40,138	$101,558
Depreciation/amortization of intangibles*	1,670	72	1,211	855	574	4,383
Capital expenditures/investments in intangibles	1,938	69	540	781	467	3,796
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

2012
Assets	$15,884	$8,022	$26,291	$8,232	$38,882	$97,310
Depreciation/amortization of intangibles*	1,597	75	1,157	786	853	4,470
Capital expenditures/investments in intangibles	1,760	42	618	1,106	708	4,233
Interest income **	—	—	—	—	1,972	1,972
Interest expense	—	—	—	—	410	410

2011
Assets	$15,475	$8,078	$23,926	$7,649	$36,427	$91,557
Depreciation/amortization of intangibles*	1,713	83	1,062	737	1,145	4,739
Capital expenditures/investments in intangibles	1,838	56	469	1,032	930	4,325
Interest income **	—	—	—	—	2,176	2,176
Interest expense	—	—	—	—	538	538

*              Segment pre-tax income does not include the amortization of intangible assets.

** Reclassified to conform with 2013 presentation..

Asset reconciliation to IBM as reported
Reconciliations of IBM as Reported

($ in millions)

At December 31:	2013	2012	2011
Assets
Total reportable segments	$101,558	$97,310	$91,557
Elimination of internal transactions	(4,740)	(4,943)	(5,407)
Unallocated amounts
Cash and marketable securities	9,697	9,779	10,575
Notes and accounts receivable	2,741	3,769	3,526
Deferred tax assets	4,532	5,194	4,865
Plant, other property and equipment	2,505	2,555	2,918
Pension assets	5,551	945	2,837
Other	4,378	4,604	5,562
Total IBM consolidated assets	$126,223	$119,213	$116,433

Geographic Information
Revenue*

($ in millions)

For the year ended December 31:	2013	2012	2011
United States	$34,809	$36,270	$37,041
Japan	9,071	10,697	10,968
Other countries	55,871	57,540	58,906
Total IBM consolidated revenue	$99,751	$104,507	$106,916

*              Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2013	2012	2011
United States	$6,723	$6,555	$6,271
Other countries	6,257	6,299	6,186
Total	$12,979	$12,854	$12,457

Revenue by Classes of Similar Products or Services
($ in millions)

For the year ended December 31:	2013	2012	2011
Global Technology Services
Services	$29,953	$31,161	$31,746
Maintenance	7,111	7,343	7,515
Systems	1,322	1,574	1,478
Software	164	159	140
Global Business Services
Services	$18,065	$18,216	$18,956
Software	221	208	211
Systems	109	142	118
Software
Software	$23,420	$23,144	$22,921
Services	2,512	2,304	2,022
Systems and Technology
Servers	$9,646	$11,980	$12,362
Storage	3,041	3,411	3,619
Microelectronics OEM	1,463	1,572	1,975
Retail Store Solutions	6	357	753
Microelectronics Services	215	346	277
Global Financing
Financing	$1,493	$1,471	$1,612
Used equipment sales	529	542	490